ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Accounts payable and accrued liabilities
In Thousands of US Dollars
Description	2020	2019	2018
Accounts payable	$1,403	$1,629	$808
Accrued liabilities:
Payroll related liabilities	245	225	216
Other accrued liabilities	74	40	50
Deposit	50	-	-
Total accounts payable and accrued liabilities	$1,772	$1,894	$1,074